Taxes	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
TAXES

15. TAXES

Income tax

BVI

The Company and Cre8 Investments Limited is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI laws. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Cre8 Hong Kong is incorporated in Hong Kong and subject to Hong Kong Profits Tax on the taxable income as reported in its statutory consolidated financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Under Hong Kong tax laws, Cre8 Hong Kong is exempted from income tax on its foreign-derived income, and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Chuangbafang is governed by the income tax laws of the PRC. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for all domestic enterprises and foreign invested enterprises is 25%. In January 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20% and an exemption ranged from 50% to 75% in the assessable taxable profits for entities qualified as small-size enterprises (the exemption range has been changed to from 50% to 87.5% for the period from January 1, 2021 to December 31, 2023, then the exemption range has been changed to from 75% to 87.5% for the period from January 1, 2023 to December 31, 2024). The policy is effective for the period from January 1, 2019 to December 31, 2024.

Significant components of the provision for income taxes are as follows:

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Hong Kong profit tax
Current tax expenses	—	1,539,646	196,136
Deferred tax expenses	1,217,295	89,670	11,424
Total	1,217,295	1,629,316	207,560

The Company’s effective tax rates were as follows:

	For the six-month periods ended June 30,
	2024	2025
Income tax rate in the BVI, permanent tax holiday	0%	0%
Hong Kong statutory income tax rate	16.5%	16.5%
Effect of different tax rates available to different jurisdictions	—	—
Effect of non-taxable income	0.2%	—
Effect of non-deductible expense	—	(0.6)%
Effect of tax loss not recognized	3.2%	—
Effect of valuation allowance	—	(1.5)%
Effective tax rate	19.9%	14.4%

Deferred tax

The deferred tax assets which are principally comprised of acceleration of depreciation on property and equipment, allowance for expected credit losses, provision for employee benefits and net operating losses. Significant components of deferred tax were as follows:

	Acceleration of depreciation on property and equipment	Allowance for expected credit losses	Provision for employee benefits	Tax losses	Total
	HK$	HK$	HK$	HK$	HK$
Balance as of January 1, 2024	869,259	—	—	1,201,373	2,070,632
Recognized in the income statement	(56,920)	—	—	(1,160,375)	(1,217,295)
Exchange difference	—	—	—	—	—
Less: valuation allowance	—	—	—	—	—
Balance as of June 30, 2024	812,339	—	—	40,998	853,337

	Acceleration of depreciation on property and equipment	Allowance for expected credit losses	Provision for employee benefits	Tax losses	Total	Total
	HK$	HK$	HK$	HK$	HK$	US$
Balance as of January 1, 2025	826,338	197,559	(173,716)	—	850,181	109,452
Recognized in the income statement	(143,738)	(123,997)	178,065	—	(89,670)	(11,424)
Exchange difference	—	—	—	—	—	(1,145)
Less: valuation allowance	—	—	—	—	—	—
Balance as of June 30, 2025	682,600	73,562	4,349	—	760,511	96,883

The Company had nil losses carried forward as of December 31, 2024 and June 30, 2025, respectively, expected future tax benefit to be derived from these tax losses, property and equipment have been recognized. The Company did not recognize any valuation allowance against its deferred tax assets as management believes the Company will be able to fully utilize the assets in the foreseeable future.